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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7838
American Select Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Joseph M. Ulrey III 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	11/30/04

Date of reporting period:	8/31/04

Schedule of INVESTMENTS

American Select Portfolio

August 31, 2004

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

U.S. Government Agency Mortgage-Backed Securities (b) —7.0%

Fixed Rate —7.0%:
FHLMC, 5.50%, 1/1/18		$4,153,279		$4,289,399	$4,299,931
FHLMC, 7.50%, 12/1/29		799,450		784,349	861,160
FNMA, 5.00%, 11/1/17		1,855,151		1,865,602	1,891,104
FNMA, 6.50%, 6/1/29		2,467,309		2,450,420	2,597,608
FNMA, 7.50%, 5/1/30		214,863		207,585	230,374
FNMA, 8.00%, 5/1/30		56,870		56,145	61,544

Total U.S. Government Agency Mortgage-Backed Securities				9,653,500	9,941,723

Corporate Note (e) —3.5%
Fixed Rate —3.5%:
Stratus Properties, 9.25%, 1/1/06	12/28/00	5,000,000		5,000,000	5,000,000

Whole Loans and Participation Mortgages (c)(d)(e) —115.6%
Commercial Loans —29.5%
7 Broadway Place, 6.91%, 5/1/06	04/30/01	3,338,382	(b)	3,338,382	3,405,150
Advanced Circuits and Hopkins II Business Center, 7.38%, 12/1/04	11/08/01	2,082,590	(b)	2,082,590	2,082,590
Best Buy, 8.63%, 1/1/11	12/29/00	1,858,819		1,858,819	1,951,760
Career Education Corporation, 7.50%, 6/1/07	05/15/02	3,315,022	(b)	3,315,022	3,414,473
Landmark Bank Center, 5.85%, 7/1/09	07/01/04	4,839,727		4,839,727	5,081,714
Northlynn Plaza, 7.65%, 9/1/12	08/22/02	3,900,850	(b)	3,900,850	4,095,892
Peony Promenade, 6.93%, 6/1/13	05/12/03	5,163,117	(b)	5,163,117	5,421,272

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

Point Plaza, 8.43%, 1/1/11	12/14/00	$6,181,662	(b)	$6,181,662	$6,197,487
Poway Library Plaza, 7.40%, 1/1/10	12/19/02	2,936,418	(b)	2,936,418	3,083,239
Town Square #6, 7.40%, 9/1/12	08/02/02	3,993,761	(b)	3,993,761	4,193,449
Victory Packaging, 8.53%, 1/1/12	12/20/01	2,533,915	(b)	2,533,915	2,660,611
				40,144,263	41,587,637

Multifamily Loans —86.1%
Briarhill Apartments I, 6.90%, 9/1/15	08/11/03	4,787,000	(b)	4,787,000	5,026,350
Briarhill Apartments II, 6.88%, 9/1/15	08/11/03	787,611		787,610	821,657
Casa del Vista Apartments, 8.40%, 1/1/08	12/15/00	2,923,488	(b)	2,923,487	3,040,427
Castle Arms Apartments, 8.00%, 4/1/06	03/19/99	917,807		917,807	936,163
Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09	12/30/98	3,818,182	(b)	3,818,182	4,009,092
Churchill Park Apartments I, 6.53%, 2/1/06	12/23/02	8,650,000	(b)	8,650,000	8,823,000
Churchill Park Apartments II, 9.88%, 2/1/06	12/23/02	375,000		375,000	367,020
Colonia Tepeyac Apartments I, 5.43%, 12/1/06	12/03/03	5,744,000		5,744,000	5,916,320
Colonia Tepeyac Apartments II, 14.88%, 12/1/06	12/03/03	718,000		718,000	739,540
Cypress Village Apartments, 5.43%, 11/1/06	10/02/03	8,200,000	(b)	8,200,000	8,446,000
El Conquistador Apartments, 7.65%, 4/1/09	03/24/99	2,738,420	(b)	2,738,420	2,875,341
Gough Street Apartment I, 5.40%, 1/1/07	12/17/03	4,080,000		4,080,000	4,161,600
Gough Street Apartment II, 13.38%, 1/1/07	12/17/03	510,000		510,000	467,490
Greenwood Residences, 7.63%, 4/1/08	03/12/98	2,234,475	(b)	2,234,475	2,323,854
Hidden Colony Apartments, 7.90%, 6/1/08	03/22/94	2,906,290	(b)	2,885,875	3,022,542
Hunter’s Meadow, 7.80%, 8/1/12	07/02/02	6,335,989		6,335,989	6,652,789
Lakeside Villa Apartments I, 6.43%, 7/1/06	07/01/03	5,800,000	(b)	5,800,000	5,858,000
Lakeside Villa Apartments II, 11.88%, 7/1/06	07/01/03	600,000		600,000	572,358
Lakeside Village Apartments I, 5.40%, 6/1/07	05/19/04	3,700,000		3,700,000	3,811,000
Lakeside Village Apartments II, 14.88%, 6/1/07	05/19/04	460,000		460,000	473,800
Lakeville Apartments, 7.88%, 5/1/08	04/24/98	2,290,186	(b)	2,290,186	2,381,793
Lambert Gardens Apartments, 6.88%, 2/1/08	01/17/03	4,450,053	(b)	4,450,053	4,672,555
Parkside Apartments, 5.43%, 5/1/08	04/14/03	6,575,000		6,575,000	6,838,000
Revere Apartments, 7.28%, 5/1/09	04/22/99	1,224,502	(b)	1,224,502	1,285,727
Sheridan Ponds Apartments, 6.43%, 7/1/13	06/05/03	7,121,969	(b)	7,121,969	7,075,441
Signature Park Apartments, 9.90%, 12/1/07	11/14/02	4,725,000		4,725,000	4,529,759
Sterling Court Apartments I, 6.90%, 2/1/06	01/14/03	3,700,000	(b)	3,700,000	3,811,000
Sterling Court Apartments II, 12.38%, 2/1/06	01/14/03	460,000		460,000	468,477
Summit Chase Apartments I, 5.43%, 5/1/06	04/15/03	8,200,000	(b)	8,200,000	8,364,000
Summit Chase Apartments II, 9.88%, 5/1/06	04/15/03	1,647,000		1,647,000	1,376,920
The Oaks of Lake Bluff Apartments, 8.40%, 2/1/06	01/24/01	3,781,191	(b)	3,781,191	3,856,815
The Willows Retirement Apartments at Bellingham, 9.38%, 3/1/05	02/14/02	1,482,244		1,482,244	1,382,070
Woodstock Apartments I, 4.43%, 1/1/05	12/06/01	8,300,000		8,300,000	6,496,408
Woodstock Apartments II, 8.88%, 1/1/05	12/06/01	1,000,000		1,000,000	700,000

Total Whole Loans and Participation Mortgages				161,367,253	163,170,945

Description of Security	Shares	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

Affiliated Money Market Fund (f) —0.8%
First American Prime Obligations Fund, Class Z	1,084,756	$1,084,756	$1,084,756

Total Investments in Securities (g) —126.9%
		$177,105,509	$179,197,422

See accompanying Notes to Schedule of INVESTMENTS

Notes to Schedule of Investments:

(a)       Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements in the recent report dated May 31, 2004.

(b)       On August 31, 2004, securities valued at $119,367,822 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate	Due	Accrued Interest	Name of Broker and Description of Collateral

$8,208,055	8/10/2004	1.56%*	9/9/2004	$7,825	(1)
30,724,890	8/16/2004	2.48%*	9/15/2004	35,910	(2)
$38,932,945				$43,735

*  Interest rate as of August 31, 2004.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $4,153,279 par

FHLMC, 7.50%, 12/1/29, $799,450 par

FNMA, 5.00%, 11/1/17, $1,855,151 par

FNMA, 6.50%, 6/1/29, $2,467,309 par

FNMA, 7.50%, 5/1/30, $214,863 par

FNMA, 8.00%, 5/1/30, $56,870 par

(2)       Morgan Stanley:

7 Broadway Place, 6.91%, 5/1/06, $3,338,382 par

Advanced Circuits and Hopkins II Business Center, 7.38%, 12/1/04, $2,082,590 par

Briarhill Apartments I, 6.90%, 9/1/15, $4,787,000 par

Career Education Corporation, 7.50%, 6/1/07, $3,315,022 par

Casa del Vista Apartments, 8.40%, 1/1/08, $2,923,488 par

Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09, $3,818,182 par

Churchill Park Apartments I, 6.53%, 2/1/06, $8,650,000 par

Cypress Village Apartments, 5.43%, 11/1/06, $8,200,000 par

El Conquistador Apartments, 7.65%, 4/1/09, $2,738,420 par

Greenwood Residences, 7.63%, 4/1/08, $2,234,475 par

Hidden Colony Apartments, 7.90%, 6/1/08, $2,906,290 par

Lakeside Villa Apartments I, 6.43%, 7/1/06, $5,800,000 par

Lakeville Apartments, 7.88%, 5/1/08, $2,290,186 par

Lambert Gardens Apartments, 6.88%, 2/1/08, $4,450,053 par

Northlynn Plaza, 7.65%, 9/1/12, $3,900,850 par

Peony Promenade, 6.93%, 6/1/13, $5,163,117 par

Point Plaza, 8.43%, 1/1/11, $6,181,662 par

Poway Library Plaza, 7.40%, 1/1/10, $2,936,418 par

Revere Apartments, 7.28%, 5/1/09, $1,224,502 par

Sheridan Ponds Apartments, 6.43%, 7/1/13, $7,121,969 par

Sterling Court Apartments I, 6.90%, 2/1/06, $3,700,000 par

Summit Chase Apartments I, 5.43%, 5/1/06, $8,200,000 par

The Oaks of Lake Bluff Apartments, 8.40%, 2/1/06, $3,781,191 par

Town Square #6, 7.40%, 9/1/12, $3,993,761 par

Victory Packaging, 8.53%, 1/1/12, $2,533,915 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $60,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $60,000,000 lending commitment.

(c)        Interest rates on commercial and multifamily loans are the rates in effect on August 31, 2004.

(d)       Commercial and multifamily loans are described by the name of the mortgaged property. The geographical location of the mortgaged properties is presented below.

Commercial Loans:

7 Broadway Place – Albuquerque, NM

Advanced Circuits and Hopkins II Business Center – Hopkins, MN

Best Buy – Fullerton, CA

Career Education Corporation – Orlando, FL

Landmark Bank Center – Euless, TX

Northlynn Plaza – Lynnwood, WA

Peony Promenade – Plymouth, MN

Point Plaza – Tumwater, WA

Poway Library Plaza – Poway, CA

Town Square #6 – Olympia, WA

Victory Packaging – Phoenix, AZ

Multifamily Loans:

Briarhill Apartments I – Eden Prairie, MN

Briarhill Apartments II – Eden Prairie, MN

Casa del Vista Apartments – Carson City, NV

Castle Arms Apartments – Austin, TX

Centre Court, White Oaks, and Green Acres Apartments – North Canton and Massillon, OH

Churchill Park Apartments I – San Antonio, TX

Churchill Park Apartments II – San Antonio, TX

Colonia Tepeyac Apartments I – Dallas, TX

Colonia Tepeyac Apartments II – Dallas, TX

Cypress Village Apartments – Buena Park, CA

El Conquistador Apartments – Tucson, AZ

Gough Street Apartments I – San Francisco, CA

Gough Street Apartments II – San Francisco, CA

Greenwood Residences – Miton, WA

Hidden Colony Apartments – Doraville, GA

Hunters Meadow Apartments – Colorado Springs, CO

Lakeside Villa Apartments I – Atlanta, GA

Lakeside Villa Apartments II – Atlanta, GA

Lakeside Village Apartments I – Oklahoma City, OK

Lakeside Village Apartments II – Oklahoma City, OK

Lakeville Apartments – Lakeville, MN

Lambert Gardens Apartments – Portland, OR

Parkside Apartments – Moreno Valley, CA

Revere Apartments – Revere, MA

Sheridan Ponds Apartments – Tulsa, OK

Signature Park Apartments – Bryan, TX

Sterling Court Apartments I – Kansas City, MO

Sterling Court Apartments II – Kansas City, MO

Summit Chase Apartments I – Coral Springs, FL

Summit Chase Apartments II – Coral Springs, FL

The Oaks of Lake Bluff Apartments – Lake Bluff, IL

The Willows Retirement at Bellingham – Bellingham, WA

Woodstock Apartments I – Dallas, TX

Woodstock Apartments II – Dallas, TX

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. On August 31, 2004, the total value of fair valued securities was $168,170,945 or 125.1% of total net assets.

(f)           Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management which also serves as advisor for the Fund.  See also note 3 in Notes to Financial Statements.

(g)       On August 31, 2004, the cost of investments in securities was $177,105,509. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$4,885,659
Gross unrealized depreciation	(2,793,746)
Net unrealized appreciation	$2,091,913

Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

Item 2—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Select Portfolio Inc.

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	American Select Portfolio Inc.

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

(Registrant)	American Select Portfolio Inc.

By (Signature and Title)*	/s/ Joseph M. Ulrey III, Treasurer

Date	10/29/04

*Print the name and title of each signing officer under his or her signature.